UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                 -----------------

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.): [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             University of Notre Dame du Lac
                  -------------------------------
Address:          Investment Office
                  -------------------------------
                  Grace Hall, Suite 900
                  -------------------------------
                  Notre Dame, IN 46556
                  -------------------------------
Form 13F File Number: 28-                        .
                     ----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott C. Malpass
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Title:   Vice President and Chief Investment Officer
         -------------------------------------------
Phone:   (574) 631-6593
         -------------------------------------------

Signature, Place, and Date of Signing:
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

/s/  Scott C. Malpass    South Bend, Indiana    February 4, 2009
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    [Signature]          [City, State]          [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  NONE



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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                ----------
Form 13F Information Table Entry Total:                1
                                                ----------
Form 13F Information Table Value Total:          $89,730
                                                ----------
                                                (thousands)

List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                           FORM 13F INFORMATION TABLE
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


   Column 1      Column 2   Column 3   Column 4          Column 5          Column 6   Column 7            Column 8
---------------  --------   ---------  --------  ----------------------  ----------  --------   ----------------------------
Name of Issuer   Title of    CUSIP      Value    Shrs or Prn  Sh/  Put/  Investment  Other             Voting Authority
                  Class                (X$1000)   Amt         Prn  Call  Discretion  Managers
---------------  --------   ---------  --------  -----------  ---------  ----------  ---------  ----------------------------
                                                                                                Sole       Shared     None
                                                                                                --------- -------- ---------
SPDR Gold Trust  GOLD SHS   78463V107   89,730    1,037,100    SH        Sole                   1,037,100
---------------  --------   ---------  --------  -----------  ---- ----  ----------  ---------  --------- -------- ---------
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